Form N-1A Cover	Jan. 23, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	RENAISSANCE CAPITAL GREENWICH FUNDS
Document Effective Date	Jan. 28, 2026
Entity Central Index Key	0001026634
Document Creation Date	Jan. 23, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 31, 2026